Intangible assets (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 18, 2024	Dec. 31, 2024	Sep. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issued				822,592
Amortization expense				$ 300,000	$ 150,000
Extensible enumeration not disclosed flag				false
Impairment loss				$ 2,550,000	$ 2,550,000
Predecessor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense			$ 0
Successor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense		$ 150,000
License Agreement [Member] | Novo DX Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issued	3,000,000
Restricted shares issued, price per share	$ 1.00
Restricted shares issued, amortized period	10 years